Pending Acquisition (Narrative) (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 12,000
Line of Credit Facility, Current Borrowing Capacity		9,300
Derivative, Notional Amount			$ 300
MillerCoors Acquisition Term Loan [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount		$ 3,000
Subsequent event
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues	$ 2,500
Line of Credit Facility, Current Borrowing Capacity	$ 6,800
Subsequent event | Class B Exchangeable Shares [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	29.9
Subsequent event | Swaption [Member]
Business Acquisition [Line Items]
Derivative, Notional Amount	$ 855